CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2013
Non cash activities
Assets acquired, excluding cash and cash equivalents	¥ 34,271
Debt assumed	¥ 18,817
Assets sold, excluding cash and cash equivalents		¥ 1,488,853
Debt assumed by the purchaser		¥ 1,166,556